ROYALTY, STREAM AND OTHER INTEREST (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
ROYALTY, STREAM AND OTHER INTERESTS
Opening		$ 281,405
Royalty interest impairment		0	$ (14,241)
Ending	$ 334,210	334,210	281,405
Carrying Amount	334,210	334,210	281,405	$ 334,210	$ 281,405	$ 198,091
Non-depletable assets of royalty, stream and other interests				76,000	51,500
Depletable assets of royalty, stream and other interests				258,200	229,900
Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		329,735	218,997
Additions/ Disposals		68,223	110,738
Disposals		68,223	110,738
Ending	397,958	397,958	329,735
Carrying Amount	397,958	397,958	329,735	397,958	329,735
Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(48,330)	(20,908)
Additions/ Disposals		2,581
Depletion		(17,999)	(13,181)
Disposals		2,581
Royalty interest impairment			(14,241)
Ending	(63,748)	(63,748)	(48,330)
Carrying Amount	(63,748)	(63,748)	(48,330)	(63,748)	(48,330)
Amulsar | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		14,241	14,241
Ending			14,241
Carrying Amount		14,241	14,241		14,241
Amulsar | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(14,241)
Royalty interest impairment			(14,241)
Ending			(14,241)
Carrying Amount		(14,241)	(14,241)		(14,241)
Beta Hunt
ROYALTY, STREAM AND OTHER INTERESTS
Opening		8,237
Ending	4,658	4,658	8,237
Carrying Amount	4,658	4,658	8,237	4,658	8,237
Beta Hunt | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		14,875	14,875
Additions/ Disposals		(5,454)
Disposals		(5,454)
Ending	9,421	9,421	14,875
Carrying Amount	9,421	9,421	14,875	9,421	14,875
Beta Hunt | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(6,638)	(4,886)
Additions/ Disposals		2,581
Depletion		(706)	(1,752)
Disposals		2,581
Ending	(4,763)	(4,763)	(6,638)
Carrying Amount	(4,763)	(4,763)	(6,638)	(4,763)	(6,638)
Camino Rojo
ROYALTY, STREAM AND OTHER INTERESTS
Ending	40,173	40,173
Carrying Amount	40,173	40,173		40,173
Camino Rojo | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Additions/ Disposals		40,173
Disposals		40,173
Ending	40,173	40,173
Carrying Amount	40,173	40,173		40,173
Cerro Blanco
ROYALTY, STREAM AND OTHER INTERESTS
Ending	16,069	16,069
Carrying Amount	16,069	16,069		16,069
Cerro Blanco | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Additions/ Disposals		16,069
Disposals		16,069
Ending	16,069	16,069
Carrying Amount	16,069	16,069		16,069
Cerro Casale
ROYALTY, STREAM AND OTHER INTERESTS
Opening		7,053
Ending	7,053	7,053	7,053
Carrying Amount	7,053	7,053	7,053	7,053	7,053
Cerro Casale | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		7,053
Additions/ Disposals			7,053
Disposals			7,053
Ending	7,053	7,053	7,053
Carrying Amount	7,053	7,053	7,053	7,053	7,053
Converse
ROYALTY, STREAM AND OTHER INTERESTS
Opening		10,039
Ending	10,039	10,039	10,039
Carrying Amount	10,039	10,039	10,039	10,039	10,039
Converse | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		10,039	10,039
Ending	10,039	10,039	10,039
Carrying Amount	10,039	10,039	10,039	10,039	10,039
DeLamar
ROYALTY, STREAM AND OTHER INTERESTS
Opening		9,068
Ending	9,068	9,068	9,068
Carrying Amount	9,068	9,068	9,068	9,068	9,068
DeLamar | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		9,068
Additions/ Disposals			9,068
Disposals			9,068
Ending	9,068	9,068	9,068
Carrying Amount	9,068	9,068	9,068	9,068	9,068
El Mochito
ROYALTY, STREAM AND OTHER INTERESTS
Opening		6,194
Ending	5,096	5,096	6,194
Carrying Amount	5,096	5,096	6,194	5,096	6,194
El Mochito | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		7,710
Additions/ Disposals		24	7,710
Disposals		24	7,710
Ending	7,734	7,734	7,710
Carrying Amount	7,734	7,734	7,710	7,734	7,710
El Mochito | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(1,516)
Depletion		(1,122)	(1,516)
Ending	(2,638)	(2,638)	(1,516)
Carrying Amount	(2,638)	(2,638)	(1,516)	(2,638)	(1,516)
Florida Canyon
ROYALTY, STREAM AND OTHER INTERESTS
Opening		10,634
Ending	9,922	9,922	10,634
Carrying Amount	9,922	9,922	10,634	9,922	10,634
Florida Canyon | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		12,823	12,215
Additions/ Disposals			608
Disposals			608
Ending	12,823	12,823	12,823
Carrying Amount	12,823	12,823	12,823	12,823	12,823
Florida Canyon | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(2,189)	(1,516)
Depletion		(712)	(673)
Ending	(2,901)	(2,901)	(2,189)
Carrying Amount	(2,901)	(2,901)	(2,189)	(2,901)	(2,189)
Gemfield
ROYALTY, STREAM AND OTHER INTERESTS
Opening		8,799
Ending	8,799	8,799	8,799
Carrying Amount	8,799	8,799	8,799	8,799	8,799
Gemfield | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		8,799	8,799
Ending	8,799	8,799	8,799
Carrying Amount	8,799	8,799	8,799	8,799	8,799
Hope Bay
ROYALTY, STREAM AND OTHER INTERESTS
Opening		61,374
Ending	59,703	59,703	61,374
Carrying Amount	59,703	59,703	61,374	59,703	61,374
Hope Bay | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		63,324	23,305
Additions/ Disposals			40,019
Disposals			40,019
Ending	63,324	63,324	63,324
Carrying Amount	63,324	63,324	63,324	63,324	63,324
Hope Bay | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(1,950)	(772)
Depletion		(1,671)	(1,178)
Ending	(3,621)	(3,621)	(1,950)
Carrying Amount	(3,621)	(3,621)	(1,950)	(3,621)	(1,950)
Karma
ROYALTY, STREAM AND OTHER INTERESTS
Opening		16,018
Ending	14,026	14,026	16,018
Carrying Amount	14,026	14,026	16,018	14,026	16,018
Karma | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		20,080	20,073
Additions/ Disposals			7
Disposals			7
Ending	20,080	20,080	20,080
Carrying Amount	20,080	20,080	20,080	20,080	20,080
Karma | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(4,062)	(2,346)
Depletion		(1,992)	(1,716)
Ending	(6,054)	(6,054)	(4,062)
Carrying Amount	(6,054)	(6,054)	(4,062)	(6,054)	(4,062)
La Colorada
ROYALTY, STREAM AND OTHER INTERESTS
Opening		14,138
Ending	12,967	12,967	14,138
Carrying Amount	12,967	12,967	14,138	12,967	14,138
La Colorada | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		17,400	17,400
Ending	17,400	17,400	17,400
Carrying Amount	17,400	17,400	17,400	17,400	17,400
La Colorada | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(3,262)	(2,338)
Depletion		(1,171)	(924)
Ending	(4,433)	(4,433)	(3,262)
Carrying Amount	(4,433)	(4,433)	(3,262)	(4,433)	(3,262)
McCoy-Cove
ROYALTY, STREAM AND OTHER INTERESTS
Opening		18,553
Ending	18,553	18,553	18,553
Carrying Amount	18,553	18,553	18,553	18,553	18,553
McCoy-Cove | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		18,553	12,004
Additions/ Disposals			6,549
Disposals			6,549
Ending	18,553	18,553	18,553
Carrying Amount	18,553	18,553	18,553	18,553	18,553
Moose River
ROYALTY, STREAM AND OTHER INTERESTS
Opening		2,156
Ending	1,313	1,313	2,156
Carrying Amount	1,313	1,313	2,156	1,313	2,156
Moose River | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		3,700	3,700
Ending	3,700	3,700	3,700
Carrying Amount	3,700	3,700	3,700	3,700	3,700
Moose River | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(1,544)	(852)
Depletion		(843)	(692)
Ending	(2,387)	(2,387)	(1,544)
Carrying Amount	(2,387)	(2,387)	(1,544)	(2,387)	(1,544)
Moss
ROYALTY, STREAM AND OTHER INTERESTS
Opening		18,666
Ending	15,186	15,186	18,666
Carrying Amount	15,186	15,186	18,666	15,186	18,666
Moss | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		20,283	20,273
Additions/ Disposals			10
Disposals			10
Ending	20,283	20,283	20,283
Carrying Amount	20,283	20,283	20,283	20,283	20,283
Moss | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(1,617)	(70)
Depletion		(3,480)	(1,547)
Ending	(5,097)	(5,097)	(1,617)
Carrying Amount	(5,097)	(5,097)	(1,617)	(5,097)	(1,617)
Mt. Carlton
ROYALTY, STREAM AND OTHER INTERESTS
Opening		4,798
Ending	2,694	2,694	4,798
Carrying Amount	2,694	2,694	4,798	2,694	4,798
Mt. Carlton | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		9,436	9,436
Ending	9,436	9,436	9,436
Carrying Amount	9,436	9,436	9,436	9,436	9,436
Mt. Carlton | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(4,638)	(3,622)
Depletion		(2,104)	(1,016)
Ending	(6,742)	(6,742)	(4,638)
Carrying Amount	(6,742)	(6,742)	(4,638)	(6,742)	(4,638)
Omolon
ROYALTY, STREAM AND OTHER INTERESTS
Opening		9,677
Ending	6,601	6,601	9,677
Carrying Amount	6,601	6,601	9,677	6,601	9,677
Omolon | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		10,076
Additions/ Disposals		17	10,076
Disposals		17	10,076
Ending	10,093	10,093	10,076
Carrying Amount	10,093	10,093	10,076	10,093	10,076
Omolon | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(399)
Depletion		(3,093)	(399)
Ending	(3,492)	(3,492)	(399)
Carrying Amount	(3,492)	(3,492)	(399)	(3,492)	(399)
San Jose
ROYALTY, STREAM AND OTHER INTERESTS
Opening		3,198
Ending	2,607	2,607	3,198
Carrying Amount	2,607	2,607	3,198	2,607	3,198
San Jose | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		5,500	5,500
Ending	5,500	5,500	5,500
Carrying Amount	5,500	5,500	5,500	5,500	5,500
San Jose | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(2,302)	(1,748)
Depletion		(591)	(554)
Ending	(2,893)	(2,893)	(2,302)
Carrying Amount	(2,893)	(2,893)	(2,302)	(2,893)	(2,302)
Silvertip
ROYALTY, STREAM AND OTHER INTERESTS
Opening		3,886
Ending	3,886	3,886	3,886
Carrying Amount	3,886	3,886	3,886	3,886	3,886
Silvertip | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		4,340	4,340
Ending	4,340	4,340	4,340
Carrying Amount	4,340	4,340	4,340	4,340	4,340
Silvertip | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(454)	(101)
Depletion			(353)
Ending	(454)	(454)	(454)
Carrying Amount	(454)	(454)	(454)	(454)	(454)
Vivien
ROYALTY, STREAM AND OTHER INTERESTS
Opening		708
Ending	454	454	708
Carrying Amount	454	454	708	454	708
Vivien | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		3,301	3,293
Additions/ Disposals			8
Disposals			8
Ending	3,301	3,301	3,301
Carrying Amount	3,301	3,301	3,301	3,301	3,301
Vivien | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(2,593)	(2,030)
Depletion		(254)	(563)
Ending	(2,847)	(2,847)	(2,593)
Carrying Amount	(2,847)	(2,847)	(2,593)	(2,847)	(2,593)
Other
ROYALTY, STREAM AND OTHER INTERESTS
Ending	85,343	85,343
Carrying Amount	85,343	85,343		85,343
Other | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		83,375
Additions/ Disposals		17,394
Disposals		17,394
Ending	100,769	100,769	83,375
Carrying Amount	100,769	100,769	83,375	100,769	83,375
Other | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(15,166)
Depletion		(260)
Ending	(15,426)	(15,426)	(15,166)
Carrying Amount	(15,426)	(15,426)	(15,166)	$ (15,426)	(15,166)
Other
ROYALTY, STREAM AND OTHER INTERESTS
Opening		68,209
Ending			68,209
Carrying Amount		68,209	68,209		68,209
Other | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		69,134	39,504
Additions/ Disposals			29,630
Disposals			29,630
Ending			69,134
Carrying Amount		69,134	69,134		69,134
Other | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(925)	(627)
Depletion			(298)
Ending			(925)
Carrying Amount		$ (925)	$ (925)		$ (925)
Lydian
ROYALTY, STREAM AND OTHER INTERESTS
Royalty interest impairment	$ (14,200)